UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):        [ ] is a restatement
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     White River Investment Partners, LLC
Address:  2288 Union Street
          San Francisco, CA  94123

Form 13F File Number:  028-12790

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Allen Benello
Title:    Managing Partner
Phone:    415/440-1659

Signature, Place and Date of Signing:


     /s/ Allen Benello           San Francisco, CA       January 29, 2009
---------------------------   ------------------------   ----------------
        [Signature]                 [City, State]             [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        17

Form 13F Information Table Value Total:   $17,923 [thousands]



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
WHITE RIVER INVESTMENT PARTNERS, LLC
FORM 13F INFORMATION TABLE - FOURTH QUARTER 2008



                                   TITLE
                                    OF                   VALUE    SHARES/  SH/ PUT/  INVSMT  OTH      VOTING AUTHORITY
       NAME OF ISSUER              CLASS       CUSIP   (x$1000)   PRN AMT  PRN CALL  DSCRTN  MGRS    SOLE  SHARED  NONE
=======================================================================================================================

ARES CAPITAL CORP                  EQUITY    04010L103    475     75,000   SH         SOLE          75,000
BERKSHIRE HATHAWAY INC-CL A        EQUITY    84670108   1,932         20   SH         SOLE              20
BURLINGTON NORTHERN SANTA FE CORP  EQUITY    12189T104  1,893     25,000   SH         SOLE          25,000
COMPASS MINERALS INTERNATIONAL     EQUITY    20451N101    733     12,500   SH         SOLE          12,500
CONOCOPHILLIPS                     EQUITY    20825C104  1,295     25,000   SH         SOLE          25,000
CONSOLIDATED TOMOKA LAND CO        EQUITY    210226106    977     25,590   SH         SOLE          25,590
CROWN CASTLE INTL CORP             EQUITY    228227104    176     10,000   SH         SOLE          10,000
CSX CORP                           EQUITY    126408103  1,623     50,000   SH         SOLE          50,000
DUPONT FABROS TECHNOLOGY           EQUITY    26613Q106  3,296  1,592,142   SH         SOLE       1,592,142
HILLTOP HOLDINGS INC               EQUITY    432748101    971     99,723   SH         SOLE          99,723
ICICI BANK LTD ADR                 EQUITY    45104G104    289     15,000   SH         SOLE          15,000
INGERSOLL-RAND CO LTD-CL A         EQUITY    G4776G101  1,128     65,000   SH         SOLE          65,000
IRON MOUNTAIN INC                  EQUITY    462846106    989     40,000   SH         SOLE          40,000
NORTHSTAR REALTY FINANCE CORP      EQUITY    66704R100    860    220,000   SH         SOLE         220,000
PENNANTPARK INVESTMENT CORP        EQUITY    708062104    474    131,417   SH         SOLE         131,417
VISA INC CL A COMMON STOCK         EQUITY    92826C839    524     10,000   SH         SOLE          10,000
CROSSTEX ENERGY INC                EQUITY    22765U102    288     73,960   SH         SOLE          73,960